Related Party Transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Related party revenue	[1]	$ 4,253,710	$ 3,717,366	$ 3,726,994
Cost of sales - purchases of goods and services, net	[2]	2,345,858	2,307,172	2,288,810
Research and development services, net	[3]	249,387	215,660	200,641
Balance Sheet Related Disclosures [Abstract]
Accounts receivable, net	[4]	985,172	766,503
Prepaid expenses and other current assets	[5]	58,311	181,831
Accounts payable	[6]	459,651	328,122
Accrued expenses and other current liabilities	[7]	620,333	552,023
Related Party
Income Statement [Abstract]
Related party revenue		3,133	1,451	12,107
Cost of sales - purchases of goods and services, net		1,037,844	1,413,098	1,358,827
Research and development services, net		3,004	3,561	4,030
Balance Sheet Related Disclosures [Abstract]
Accounts receivable, net		3,594	1,033
Prepaid expenses and other current assets		0	20,069
Accounts payable		101,538	231,805
Accrued expenses and other current liabilities		0	8,399
Related Party | Entities Controlled by JS Global
Income Statement [Abstract]
Research and development services, net		3,004	3,561	4,030
General and administrative		1,250	0	0
Balance Sheet Related Disclosures [Abstract]
Accounts receivable, net		3,594	1,033
Prepaid expenses and other current assets		0	2,886
Accounts payable		101,538	231,805
Accrued expenses and other current liabilities		0	8,399
Related Party | Product | Entities Controlled by JS Global
Income Statement [Abstract]
Related party revenue		1,264	1,451	12,107
Cost of sales - purchases of goods and services, net		1,037,844	1,413,098	1,358,827
Related Party | Royalty | Entities Controlled by JS Global
Income Statement [Abstract]
Related party revenue		$ 1,869	$ 0	$ 0

[1]	Including amounts associated with related parties of $3,133, $1,451 and $12,107 for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Including amounts associated with related parties of $1,037,844, $1,413,098 and $1,358,827 for the years ended December 31, 2023, 2022 and 2021, respectively.
[3]	Including amounts associated with related parties of $3,004, $3,561 and $4,030 for the years ended December 31, 2023, 2022 and 2021, respectively.
[4]	Including amounts from a related party of $3,594 and $1,033 as of December 31, 2023 and 2022, respectively.
[5]	Including amounts from a related party of $0 and $20,069 as of December 31, 2023 and 2022, respectively.
[6]	Including amounts to a related party of $101,538 and $231,805 as of December 31, 2023 and 2022, respectively.
[7]	Including amounts to a related party of $0 and $8,399 as of December 31, 2023 and 2022, respectively.